UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------------

Check here if Amendment [ ]; Amendment Number:
                                                      -------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
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          237 Park Ave
          ----------------------------------------------------
          Suite 900
          ----------------------------------------------------
          New York, NY 10017
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Form 13F File Number:  28-     12251
                               -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
          ----------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------
Phone:    (212) 808-7430
          ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III         New York, NY        May 15, 2013
--------------------------   ------------------   ----------------
     [Signature]                [City, State]           [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:         50
                                        -------------------
Form 13F Information Table Value Total:       $84,131
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-06273                 Graham Partners, L.P.

                                                       FORM 13F INFORMATION TABLE

                            TITLE OF                  VALUE      SHARES      SH/ PUT/    INVESTMENT       OTHER
NAME OF ISSUER               CLASS       CUSIP       (X1000)      HELD       PRN CALL    DISCRETION      MANAGERS   SHARED   NONE
ABM INDS INC                 COM        000957100     1,035        46,520     SH         SHARED-DEFINED       1      46,520
ACTIVISION BLIZZARD INC      COM        00507V109     4,027       276,421     SH         SHARED-DEFINED       1      276,421
AVAGO TECHNOLOGIES LTD       SHS        Y0486S104     2,594        72,245     SH         SHARED-DEFINED       1       72,245
AVNET INC                    COM        053807103     1,425        39,356     SH         SHARED-DEFINED       1       39,356
BROCADE COMMUNICATIONS
SYS I                        COM NEW    111621306       866       150,000     SH         SHARED-DEFINED       1      150,000
BROADSOFT INC                COM        11133B409     1,498        56,600     SH         SHARED-DEFINED       1       56,600
CARBONITE INC                COM        141337105       495        45,193     SH         SHARED-DEFINED       1       45,193
CHASE CORP                   COM        16150R104       377        19,500     SH         SHARED-DEFINED       1       19,500
CHECK POINT SOFTWARE TECH LT ORD        M22465104       850        18,092     SH         SHARED-DEFINED       1       18,092
CANADIAN NAT RES LTD         COM        136385101     1,835        57,320     SH         SHARED-DEFINED       1       57,320
CISCO SYSTEMS INC            COM        17275R102     2,597       124,283     SH         SHARED-DEFINED       1      124,283
CONSTANT CONTACT INC         COM        210313102     1,224        94,320     SH         SHARED-DEFINED       1       94,320
CITRIX SYS INC               COM        177376100       848        11,750     SH         SHARED-DEFINED       1       11,750
CORNING INC                  COM        219350105     4,003       300,328     SH         SHARED-DEFINED       1      300,328
DIRECTV                      COM        25490A309     3,107        54,895     SH         SHARED-DEFINED       1       54,895
ELECTRONIC ARTS INC          COM        285512109     1,074        60,691     SH         SHARED-DEFINED       1       60,691
E M C CORP MASS              COM        268648102     4,189       175,349     SH         SHARED-DEFINED       1      175,349
ENERNOC INC                  COM        292764107       441        25,360     SH         SHARED-DEFINED       1       25,360
ENTEGRIS INC                 COM        29362U104     2,578       261,452     SH         SHARED-DEFINED       1      261,452
ENVIVIO INC                  COM        29413T106       545       320,828     SH         SHARED-DEFINED       1      320,828
EXFO INC                     SUB VTG
                             SHS        302046107       759       149,067     SH         SHARED-DEFINED       1      149,067
GOOGLE INC                   CL A       38259P508     3,914         4,928     SH         SHARED-DEFINED       1        4,928
INGLES MKTS INC              CL A       457030104       973        45,275     SH         SHARED-DEFINED       1       45,275
INPHI CORP                   COM        45772F107     1,809       173,116     SH         SHARED-DEFINED       1      173,116
ITURAN LOCATION AND CONTROL  SHS        M6158M104     1,246        79,425     SH         SHARED-DEFINED       1       79,425
JABIL CIRCUIT INC            COM        466313103     3,810       206,182     SH         SHARED-DEFINED       1      206,182
LIVEPERSON INC               COM        538146101       925        68,088     SH         SHARED-DEFINED       1       68,088
LAM RESEARCH CORP            COM        512807108     1,349        32,543     SH         SHARED-DEFINED       1       32,543
MICROCHIP TECHNOLOGY INC     COM        595017104     1,289        35,056     SH         SHARED-DEFINED       1       35,056
MONEYGRAM INTL INC           COM NEW    60935Y208     3,465       191,434     SH         SHARED-DEFINED       1      191,434
MKS INSTRUMENT INC           COM        55306N104     1,006        37,000     SH         SHARED-DEFINED       1       37,000
MICROSOFT CORP               COM        594918104     2,995       104,708     SH         SHARED-DEFINED       1      104,708
MICROSTRATEGY INC            CL A NEW   594972408     1,423        14,078     SH         SHARED-DEFINED       1       14,078
NEWPORT CORP                 COM        651824104       645        38,147     SH         SHARED-DEFINED       1       38,147
NQ MOBILE INC                ADR
                             REPSTG CL
                             A          64118U108     1,173       130,203     SH         SHARED-DEFINED       1      130,203
ORBOTECH LTD                 ORD        M75253100     5,709       566,333     SH         SHARED-DEFINED       1      566,333
PEGASYSTEMS INC              COM        705573103     1,488        53,000     SH         SHARED-DEFINED       1       53,000
POLYCOM INC                  COM        73172K104     1,884       170,070     SH         SHARED-DEFINED       1      170,070
REACHLOCAL INC               COM        75525F104       705        47,130     SH         SHARED-DEFINED       1       47,130
PULSE ELECTRONICS CORP       NOTE
                             7.000%12/1 74586WAA4       744     1,000,000     SH         SHARED-DEFINED       1    1,000,000
SUPER MICRO COMPUTER INC     COM        86800U104     1,813       160,550     SH         SHARED-DEFINED       1      160,550
SKYWORKS SOLUTIONS INC       COM        83088M102     1,795        81,500     SH         SHARED-DEFINED       1       81,500
TE CONNECTIVITY LTD          REG SHS    H84989104     1,000        23,840     SH         SHARED-DEFINED       1       23,840
TYSON FOODS INC              CL A       902494103     1,111        44,778     SH         SHARED-DEFINED       1       44,778
UBIQUITI NETWORKS INC        COM        90347A100       875        63,800     SH         SHARED-DEFINED       1       63,800
UNI PIXEL INC                COM NEW    904572203       647        21,100     SH         SHARED-DEFINED       1       21,100
VERISIGN INC                 COM        92343E102     2,337        49,443     SH         SHARED-DEFINED       1       49,443
VISHAY INTERTECHNOLOGY INC   COM        928298108     1,100        80,811     SH         SHARED-DEFINED       1       80,811
WESTELL TECHNOLOGIES INC     CL A       957541105       476       236,893     SH         SHARED-DEFINED       1      236,893
ZILLOW INC                   PUT        98954A957        58           160     SH  PUT    SHARED-DEFINED       1          160
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